Risk management - Concentration risk (Details) - "Large Exposures" Customers - Credit risk € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€) customer
Concentration of risk
Large exposure threshold percentage	10.00%
Maximum percentage of eligible capital allowed under regulation	25.00%
Number of largest groups | customer	20
Credit exposure, percentage of total loans	4.70%
Concentration of credit risk	€ 1,376,265
Spain
Concentration of risk
Concentration of credit risk	367,269
Other European Countries
Concentration of risk
Concentration of credit risk	570,393
America
Concentration of risk
Concentration of credit risk	399,273
Rest of World
Concentration of risk
Concentration of credit risk	39,330
Central banks and Credit institutions
Concentration of risk
Concentration of credit risk	243,319
Central banks and Credit institutions | Spain
Concentration of risk
Concentration of credit risk	56,369
Central banks and Credit institutions | Other European Countries
Concentration of risk
Concentration of credit risk	95,749
Central banks and Credit institutions | America
Concentration of risk
Concentration of credit risk	81,566
Central banks and Credit institutions | Rest of World
Concentration of risk
Concentration of credit risk	9,635
Public sector
Concentration of risk
Concentration of credit risk	196,358
Public sector | Spain
Concentration of risk
Concentration of credit risk	76,011
Public sector | Other European Countries
Concentration of risk
Concentration of credit risk	49,208
Public sector | America
Concentration of risk
Concentration of credit risk	66,537
Public sector | Rest of World
Concentration of risk
Concentration of credit risk	4,602
Central government
Concentration of risk
Concentration of credit risk	166,926
Central government | Spain
Concentration of risk
Concentration of credit risk	62,707
Central government | Other European Countries
Concentration of risk
Concentration of credit risk	37,416
Central government | America
Concentration of risk
Concentration of credit risk	62,244
Central government | Rest of World
Concentration of risk
Concentration of credit risk	4,559
Other central government
Concentration of risk
Concentration of credit risk	29,432
Other central government | Spain
Concentration of risk
Concentration of credit risk	13,304
Other central government | Other European Countries
Concentration of risk
Concentration of credit risk	11,792
Other central government | America
Concentration of risk
Concentration of credit risk	4,293
Other central government | Rest of World
Concentration of risk
Concentration of credit risk	43
Other financial institutions (Financial business activity)
Concentration of risk
Concentration of credit risk	81,392
Other financial institutions (Financial business activity) | Spain
Concentration of risk
Concentration of credit risk	16,250
Other financial institutions (Financial business activity) | Other European Countries
Concentration of risk
Concentration of credit risk	39,440
Other financial institutions (Financial business activity) | America
Concentration of risk
Concentration of credit risk	19,393
Other financial institutions (Financial business activity) | Rest of World
Concentration of risk
Concentration of credit risk	6,309
Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Concentration of risk
Concentration of credit risk	377,314
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Spain
Concentration of risk
Concentration of credit risk	128,818
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Other European Countries
Concentration of risk
Concentration of credit risk	113,384
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | America
Concentration of risk
Concentration of credit risk	124,118
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Rest of World
Concentration of risk
Concentration of credit risk	10,994
Construction and property development
Concentration of risk
Concentration of credit risk	30,451
Construction and property development | Spain
Concentration of risk
Concentration of credit risk	8,179
Construction and property development | Other European Countries
Concentration of risk
Concentration of credit risk	5,003
Construction and property development | America
Concentration of risk
Concentration of credit risk	17,077
Construction and property development | Rest of World
Concentration of risk
Concentration of credit risk	192
Civil Engineering Construction Loans Member
Concentration of risk
Concentration of credit risk	5,399
Civil Engineering Construction Loans Member | Spain
Concentration of risk
Concentration of credit risk	3,769
Civil Engineering Construction Loans Member | Other European Countries
Concentration of risk
Concentration of credit risk	1,180
Civil Engineering Construction Loans Member | America
Concentration of risk
Concentration of credit risk	448
Civil Engineering Construction Loans Member | Rest of World
Concentration of risk
Concentration of credit risk	2
Large companies
Concentration of risk
Concentration of credit risk	206,250
Large companies | Spain
Concentration of risk
Concentration of credit risk	54,517
Large companies | Other European Countries
Concentration of risk
Concentration of credit risk	65,606
Large companies | America
Concentration of risk
Concentration of credit risk	76,691
Large companies | Rest of World
Concentration of risk
Concentration of credit risk	9,436
SMEs and individual entrepreneurs
Concentration of risk
Concentration of credit risk	135,214
SMEs and individual entrepreneurs | Spain
Concentration of risk
Concentration of credit risk	62,353
SMEs and individual entrepreneurs | Other European Countries
Concentration of risk
Concentration of credit risk	41,595
SMEs and individual entrepreneurs | America
Concentration of risk
Concentration of credit risk	29,902
SMEs and individual entrepreneurs | Rest of World
Concentration of risk
Concentration of credit risk	1,364
Households - other
Concentration of risk
Concentration of credit risk	477,882
Households - other | Spain
Concentration of risk
Concentration of credit risk	89,821
Households - other | Other European Countries
Concentration of risk
Concentration of credit risk	272,612
Households - other | America
Concentration of risk
Concentration of credit risk	107,659
Households - other | Rest of World
Concentration of risk
Concentration of credit risk	7,790
Residential loans
Concentration of risk
Concentration of credit risk	309,068
Residential loans | Spain
Concentration of risk
Concentration of credit risk	63,355
Residential loans | Other European Countries
Concentration of risk
Concentration of credit risk	207,575
Residential loans | America
Concentration of risk
Concentration of credit risk	37,539
Residential loans | Rest of World
Concentration of risk
Concentration of credit risk	599
Consumer loans
Concentration of risk
Concentration of credit risk	145,619
Consumer loans | Spain
Concentration of risk
Concentration of credit risk	16,288
Consumer loans | Other European Countries
Concentration of risk
Concentration of credit risk	62,584
Consumer loans | America
Concentration of risk
Concentration of credit risk	62,248
Consumer loans | Rest of World
Concentration of risk
Concentration of credit risk	4,499
Other purposes
Concentration of risk
Concentration of credit risk	23,195
Other purposes | Spain
Concentration of risk
Concentration of credit risk	10,178
Other purposes | Other European Countries
Concentration of risk
Concentration of credit risk	2,453
Other purposes | America
Concentration of risk
Concentration of credit risk	7,872
Other purposes | Rest of World
Concentration of risk
Concentration of credit risk	€ 2,692